Consolidated statements of income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Health care services	€ 15,393,936	€ 15,418,069	€ 13,876,282
Health care products	4,059,681	3,979,948	3,742,403
Revenue	19,453,617	19,398,017	17,618,685
Costs of revenue:
Health care services	12,178,846	12,243,835	10,941,279
Health care products	2,349,766	2,260,493	1,904,377
Costs of revenue	14,528,612	14,504,328	12,845,656
Operating (income) expenses:
Selling, general and administrative	3,196,336	3,170,370	2,772,831
Research and development	231,970	228,624	220,782
Income from equity method investees	(121,785)	(66,559)	(92,175)
Other operating income	(515,247)	(549,853)	(567,787)
Other operating expense	764,293	747,554	587,088
Remeasurement Gain from InterWell Health		(148,202)
Operating income	1,369,438	1,511,755	1,852,290
Other (income) expense:
Interest income	(88,217)	(67,663)	(73,170)
Interest expense	424,640	360,139	353,599
Income before income taxes	1,033,015	1,219,279	1,571,861
Income tax expense	300,557	324,954	352,833
Net income	732,458	894,325	1,219,028
Net income attributable to noncontrolling interests	233,461	220,920	249,720
Net income attributable to shareholders of FME AG	€ 498,997	€ 673,405	€ 969,308
Basic earnings per share	€ 1.70	€ 2.30	€ 3.31
Diluted earnings per share	€ 1.70	€ 2.30	€ 3.31